Segment Information - Schedule of Reconciliation of Segment General and Administrative Expense to Consolidated (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended				12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024		Sep. 30, 2023		Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022
Segment Reporting, Other Significant Reconciling Item [Line Items]
Segment general and administrative expenses								$ 171.8		$ 161.7		$ 133.3
Corporate general and administrative expenses								110.6		100.9		80.0
Share-based compensation expense included in general and administrative expense	[1]							54.8		69.2		70.2
Purchase accounting and related adjustments	[2]							12.0		55.2		59.2
Reconciles segment of general and administration								349.2		387.0		342.7
General and administration		$ 84.9	$ 87.1	$ 177.0		$ 175.5		349.2		387.0		342.7
Segment general and administrative expenses		39.8	41.0	86.1		83.1		171.8		161.7		133.3
Corporate general and administrative expenses								110.6		100.9		80.0
Purchase accounting and related adjustments	[3]							17.1		61.6		65.3
Operating Segments
Segment Reporting, Other Significant Reconciling Item [Line Items]
Segment general and administrative expenses		39.8	41.0	86.1		83.1
Corporate
Segment Reporting, Other Significant Reconciling Item [Line Items]
Corporate general and administrative expenses		28.1	26.5	59.2		51.0
Corporate and Reconciling Items
Segment Reporting, Other Significant Reconciling Item [Line Items]
Purchase accounting and related adjustments		2.8	3.6	5.9		15.2
General and Administrative Expense
Segment Reporting, Other Significant Reconciling Item [Line Items]
Purchase accounting and related adjustments		1.7	2.2	3.8		12.4
General and Administrative Expense | Corporate and Reconciling Items
Segment Reporting, Other Significant Reconciling Item [Line Items]
Share-based compensation expense included in general and administrative expense		15.3	17.4	27.9		29.0
Purchase accounting and related adjustments		$ 1.8	$ 2.2	3.8		12.4
Starz Business of Lions Gate Entertainment Corp
Segment Reporting, Other Significant Reconciling Item [Line Items]
Segment general and administrative expenses				45.5		55.0		109.8		101.1		90.2
Share-based compensation expense included in general and administrative expense				7.4	[4]	10.4	[4]	19.7	[5]	23.4	[5]	26.3	[5]
Purchase accounting and related adjustments				0.0		(0.2)		(0.3)		(0.5)		(0.5)
Reconciles segment of general and administration				52.9		65.2		129.2		124.0		116.0
General and administration				52.9		65.2		129.2		124.0		116.0
Segment general and administrative expenses				45.5		55.0		109.8		101.1		90.2
Purchase accounting and related adjustments				$ 72.9		$ 66.1		$ 136.7		$ 133.9		$ 128.7

[1]	Includes share-based compensation expense related to the allocation of Lionsgate corporate and shared employee share-based compensation expenses of $15.0 million in fiscal year 2024 (2023- $26.7 million, 2022 - $19.6 million).
[2]	(i) These adjustments include the expense associated with the noncontrolling equity interests in the distributable earnings related to 3 Arts Entertainment, and the non-cash charges for the accretion of the noncontrolling interest discount related to Pilgrim Media Group (through June 2021) and 3 Arts Entertainment (through November 2022), and the amortization of the recoupable portion of the purchase price (through May 2023) related to 3 Arts Entertainment, all of which are accounted for as compensation and are included in general and administrative expense, as presented in the table below. The noncontrolling equity interests in the distributable earnings of 3 Arts Entertainment are reflected as an expense rather than noncontrolling interest in the combined statements of operations due to the relationship to continued employment.
[3]	Purchase accounting and related adjustments primarily represent the amortization of non-cash fair value adjustments to certain assets acquired in acquisitions. The following sets forth the amounts included in each line item in the financial statements:
[4]	Includes share-based compensation expense related to the allocation of Lionsgate corporate and shared employee share-based compensation expenses of $0.7 million in the three months ended June 30, 2024 (three months ended June 30, 2023 - $1.4 million).
[5]	Includes share-based compensation expense related to the allocation of Lionsgate corporate and shared employee share-based compensation expenses of $5.6 million in fiscal year 2024 (2023- $9.7 million, 2022- $7.8 million ).